Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands		May 31, 2023	May 31, 2022
Accelerated Share Repurchases [Line Items]
Accrued payroll		$ 277,020	$ 229,041
Refund liability	[1]	138,549	95,398
Payable for purchase of property and equipment		27,093	27,240
Advance payment from students	[2]	19,323	22,481
Amounts reimbursable to employees	[3]	15,437	14,425
Accrued advertising fees		14,426	10,632
VAT payable		12,300	8,907
Payable for investments and acquisitions		9,531	1,097
Welfare payable		9,294	8,156
Royalty fees payable	[4]	7,568	10,166
Rent payable		6,124	33,829
Refundable deposits	[5]	5,825	8,418
Other taxes payable		5,095	4,897
Accrued professional service fees		2,824	6,015
Others	[6]	19,028	29,562
Total		$ 569,437	$ 510,264

[1]	The refund liability is recognized for variable amount of the considerations received from the customers and recorded as refund liability as described in Note 2.
[2]	Advance payment from students represent (1) the miscellaneous expenses other than tuition fee prepaid by students which will be paid out on their behalf; and (2) advance payment prepaid by students for class enrollment.
[3]	Amounts reimbursable to employees include travelling and business related expenses.
[4]	Royalty fees payable relate to payments to content providers for on-line learning programs and those to counterparties for copyrights and resource sharing.
[5]	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
[6]	Others primarily include transportation expenses, utility fees, property management fees and other miscellaneous expenses payable.